UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-9819

STATE STREET INSTITUTIONAL INVESTMENT TRUST
(Exact name of registrant as specified in charter)
P.O. Box 5049
Boston, Massachusetts 02206
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Secretary State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600
Registrant’s telephone number, including area code: (617) 662-1742
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.
State Street Equity 500 Index Portfolio
Portfolio of Investments
September 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 10.9%
Abercrombie & Fitch Co. Class A	13,046	$803
Amazon.Com, Inc. (a)	55,692	12,042
Apollo Group, Inc. Class A (a)	18,029	714
AutoNation, Inc. (a)	6,363	209
AutoZone, Inc. (a)	4,464	1,425
Bed Bath & Beyond, Inc. (a)	38,545	2,209
Best Buy Co., Inc.	44,319	1,033
Big Lots, Inc. (a)	8,727	304
Cablevision Systems Corp.	35,600	560
CarMax, Inc. (a)	33,800	806
Carnival Corp.	70,550	2,138
CBS Corp. Class B	100,903	2,056
Chipotle Mexican Grill, Inc. (a)	5,000	1,515
Coach, Inc.	45,428	2,355
Comcast Corp. Class A	420,948	8,798
D.R. Horton, Inc.	47,976	434
Darden Restaurants, Inc.	20,288	867
DeVry, Inc.	10,400	384
Direct TV. Class A (a)	111,477	4,710
Discovery Communications, Inc. Class A (a)	41,200	1,550
eBay, Inc. (a)	175,203	5,167
Expedia, Inc.	29,215	752
Family Dollar Stores, Inc.	18,858	959
Ford Motor Co. (a)	580,398	5,612
Fortune Brands, Inc.	23,445	1,268
GameStop Corp. Class A (a)	19,400	448
Gannett Co., Inc.	33,574	320
Gap, Inc.	50,198	815
Genuine Parts Co.	23,909	1,215
Goodyear Tire & Rubber Co. (a)	34,957	353
H&R Block, Inc.	44,415	591
Harley-Davidson, Inc.	35,901	1,232
Harman International Industries, Inc.	9,721	278
Hasbro, Inc.	17,225	562
Home Depot, Inc.	239,412	7,869
Host Hotels & Resorts, Inc.	104,421	1,142
International Game Technology	47,919	696
Interpublic Group of Cos., Inc.	71,894	518
JC Penney Co., Inc.	21,810	584
Johnson Controls, Inc.	102,986	2,716
Kohl’s Corp.	42,333	2,079
Lennar Corp. Class A	25,931	351
Limited Brands, Inc.	37,067	1,427
Lowe’s Cos., Inc.	189,762	3,670
Macy’s, Inc.	65,323	1,719
Marriot International, Inc. Class A	45,150	1,230
Mattel, Inc.	54,676	1,416
McDonald’s Corp.	158,225	13,895
McGraw-Hill, Inc.	45,066	1,848
NetFlix, Inc. (a)	8,000	905
Newell Rubbermaid, Inc.	42,693	507
News Corp. Class A	349,009	5,399
NIKE, Inc. Class B	57,352	4,904
Nordstrom, Inc.	26,233	1,198
O’Reilly Automotive, Inc. (a)	20,300	1,353
Omnicom Group, Inc.	44,341	1,633
Priceline.com, Inc. (a)	7,490	3,366
Pulte Homes, Inc. (a)	54,705	216
Ralph Lauren Corp.	9,915	1,286
Ross Stores, Inc.	18,400	1,448
Scripps Networks Interactive, Inc. Class A	16,235	603
Sears Holdings Corp. (a)	5,074	292
Snap-On, Inc.	9,212	409
Stanley Black & Decker, Inc.	26,007	1,277
Staples, Inc.	105,633	1,405
Starbucks Corp.	112,461	4,194
Starwood Hotels & Resorts Worldwide, Inc.	29,947	1,163
Target Corp.	101,916	4,998
Tiffany & Co.	19,180	1,167
Time Warner Cable, Inc.	48,871	3,063
Time Warner, Inc.	157,691	4,726
TJX Cos., Inc.	57,206	3,173
Urban Outfitters, Inc. (a)	18,300	408
V.F. Corp.	12,993	1,579
Viacom, Inc. Class B	86,422	3,348
Walt Disney Co.	284,145	8,570
Washington Post Co. Class B	660	216
Whirlpool Corp.	11,361	567
Wyndham Worldwide Corp.	25,599	730
Wynn Resorts, Ltd.	12,700	1,461
Yum! Brands, Inc.	69,892	3,452

		174,660

Consumer Staples — 11.3%
Altria Group, Inc.	316,999	8,499
Archer-Daniels-Midland Co.	106,224	2,635
Avon Products, Inc.	68,660	1,346
Brown-Forman Corp. Class B	15,455	1,084
Campbell Soup Co.	27,065	876
Clorox Co.	19,543	1,296
Coca-Cola Co.	349,211	23,593
Coca-Cola Enterprises, Inc.	51,001	1,269
Colgate-Palmolive Co.	74,401	6,598
ConAgra Foods, Inc.	62,475	1,513
Constellation Brands, Inc. Class A (a)	29,326	528
Costco Wholesale Corp.	66,889	5,493
CVS Caremark Corp.	205,632	6,905
Dean Foods Co. (a)	23,558	209
Dr Pepper Snapple Group, Inc.	34,700	1,346
Estee Lauder Cos., Inc. Class A	17,952	1,577
General Mills, Inc.	97,264	3,742
H.J. Heinz Co.	50,469	2,548

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
Hormel Foods Corp.	19,300	$522
Kellogg Co.	37,735	2,007
Kimberly-Clark Corp.	59,000	4,190
Kraft Foods, Inc. Class A	270,409	9,080
Kroger Co.	91,376	2,007
Lorillard, Inc.	20,661	2,287
McCormick & Co., Inc.	19,853	916
Molson Coors Brewing Co., Class B	23,862	945
PepsiCo, Inc.	240,454	14,884
Philip Morris International, Inc.	266,999	16,655
Procter & Gamble Co.	418,019	26,410
Reynolds American, Inc.	53,474	2,004
Safeway, Inc.	49,664	826
Sara Lee Corp.	89,234	1,459
SuperValu, Inc.	34,848	232
Sysco Corp.	93,309	2,417
The Hershey Company	22,582	1,338
The J.M. Smucker Co.	18,160	1,324
Tyson Foods, Inc., Class A	43,735	759
Wal-Mart Stores, Inc.	269,602	13,992
Walgreen Co.	136,518	4,490
Whole Foods Market, Inc.	25,033	1,635

		181,436

Energy — 11.4%
Alpha Natural Resources, Inc. (a)	35,600	630
Anadarko Petroleum Corp.	75,926	4,787
Apache Corp.	57,925	4,648
Baker Hughes, Inc.	66,073	3,050
Cabot Oil & Gas Corp.	15,500	960
Cameron International Corp. (a)	38,900	1,616
Chesapeake Energy Corp.	99,782	2,549
Chevron Corp. (b)	304,746	28,195
ConocoPhillips	210,530	13,331
Consol Energy, Inc.	35,373	1,200
Denbury Resources, Inc. (a)	61,700	709
Devon Energy Corp.	62,651	3,473
Diamond Offshore Drilling, Inc.	10,100	553
El Paso Corp.	116,192	2,031
EOG Resources, Inc.	42,117	2,991
EQT Corp.	22,400	1,195
ExxonMobil Corp. (b)	740,447	53,779
FMC Technologies, Inc. (a)	38,200	1,436
Halliburton Co.	138,734	4,234
Helmerich & Payne, Inc.	16,000	650
Hess Corp.	45,901	2,408
Marathon Oil Corp.	107,777	2,326
Marathon Petroleum Corp.	53,088	1,436
Murphy Oil Corp.	29,941	1,322
Nabors Industries, Ltd. (a)	43,104	528
National Oilwell Varco, Inc.	63,657	3,260
Newfield Exploration Co. (a)	20,600	818
Noble Corp. (a)	38,800	1,139
Noble Energy, Inc.	26,210	1,856
Occidental Petroleum Corp.	124,444	8,898
Peabody Energy Corp.	43,024	1,458
Pioneer Natural Resources Co.	18,000	1,184
QEP Resources, Inc.	26,468	716
Range Resources Corp.	24,500	1,432
Rowan Cos., Inc. (a)	19,620	592
Schlumberger, Ltd.	206,858	12,356
Southwestern Energy Co. (a)	55,100	1,836
Spectra Energy Corp.	102,298	2,509
Sunoco, Inc.	17,184	533
Tesoro Corp. (a)	20,065	391
Valero Energy Corp.	90,809	1,615
Williams Cos., Inc.	88,068	2,144

		182,774

Financials — 14.1%
ACE Ltd.	51,100	3,097
AFLAC, Inc.	71,090	2,485
Allstate Corp.	78,906	1,869
American Express Co.	158,864	7,133
American International Group, Inc. (a)	69,433	1,524
Ameriprise Financial, Inc.	36,307	1,429
AON Corp.	49,347	2,072
Apartment Investment & Management Co. Class A	16,252	360
Assurant, Inc.	14,131	506
AvalonBay Communities, Inc.	14,898	1,699
Bank of America Corp.	1,552,271	9,500
Bank of New York Mellon Corp.	185,385	3,446
BB&T Corp.	104,370	2,226
Berkshire Hathaway, Inc. Class B (a)	267,403	18,996
BlackRock, Inc.	15,800	2,339
Boston Properties, Inc.	21,967	1,957
Capital One Financial Corp.	69,463	2,753
CBRE Group, Inc. (a)	47,275	636
Charles Schwab Corp.	170,393	1,920
Chubb Corp.	44,975	2,698
Cincinnati Financial Corp.	22,714	598
Citigroup, Inc.	447,220	11,458
CME Group, Inc.	10,191	2,511
Comerica, Inc.	32,744	752
DDR Corp. REIT	1,532	17
Discover Financial Services	86,105	1,975
E*Trade Financial Corp. (a)	33,931	309
Equity Residential	44,457	2,306
Federated Investors, Inc. Class B	14,870	261
Fifth Third Bancorp	141,016	1,424
First Horizon National Corp.	46,055	275

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
Franklin Resources, Inc.	21,780	$2,083
Genworth Financial, Inc. Class A (a)	72,151	414
Goldman Sachs Group, Inc.	77,334	7,312
Hartford Financial Services Group, Inc.	69,797	1,127
HCP, Inc.	64,200	2,251
Health Care REIT, Inc.	26,800	1,254
Hudson City Bancorp, Inc.	76,692	434
Huntington Bancshares, Inc.	127,456	612
IntercontinentalExchange, Inc. (a)	11,180	1,322
Invesco Ltd.	72,400	1,123
J.P. Morgan Chase & Co.	592,715	17,853
Janus Capital Group, Inc.	31,407	188
KeyCorp	150,475	892
Kimco Realty Corp.	59,469	894
Legg Mason, Inc.	17,942	461
Leucadia National Corp.	29,736	674
Lincoln National Corp.	48,192	753
Loews Corp.	46,731	1,615
M & T Bank Corp.	18,637	1,303
Marsh & McLennan Cos., Inc.	81,553	2,164
Mastercard, Inc. Class A	16,100	5,106
MetLife, Inc.	159,496	4,468
Moody’s Corp.	29,966	912
Morgan Stanley	222,830	3,008
NASDAQ OMX Group, Inc. (a)	17,700	410
Northern Trust Corp.	38,506	1,347
NYSE Euronext	40,000	930
Paychex, Inc.	50,338	1,327
People’s United Financial, Inc.	52,600	600
PNC Financial Services Group, Inc.	79,217	3,817
Principal Financial Group, Inc.	50,291	1,140
Progressive Corp.	98,501	1,749
ProLogis, Inc.	72,599	1,761
Prudential Financial, Inc.	73,039	3,423
Public Storage, Inc.	22,287	2,482
Regions Financial Corp.	191,689	638
Simon Property Group, Inc.	44,315	4,874
SLM Corp.	73,354	913
State Street Corp. (c)	76,325	2,455
SunTrust Banks, Inc.	79,918	1,435
T. Rowe Price Group, Inc.	38,075	1,819
Torchmark Corp.	17,131	597
Total System Services, Inc.	27,675	469
Travelers Cos., Inc.	62,804	3,060
U.S. Bancorp	293,752	6,915
Unum Group	47,529	996
Ventas, Inc.	42,900	2,119
Visa, Inc. Class A	78,200	6,703
Vornado Realty Trust	28,114	2,098
Wells Fargo Co.	802,749	19,362
Western Union Co.	94,385	1,443
XL Capital, Ltd. Class A	47,568	894
Zions Bancorp	30,453	428

		224,958

Health Care — 11.7%
Abbott Laboratories	238,606	12,202
Aetna, Inc.	56,650	2,059
Allergan, Inc.	46,292	3,813
AmerisourceBergen Corp.	39,786	1,483
Amgen, Inc.	141,436	7,772
Baxter International, Inc.	85,761	4,815
Becton, Dickinson & Co.	32,797	2,405
Biogen Idec, Inc. (a)	36,431	3,393
Boston Scientific Corp. (a)	237,834	1,406
Bristol-Myers Squibb Co.	261,016	8,191
C.R. Bard, Inc.	12,897	1,129
Cardinal Health, Inc.	52,057	2,180
CareFusion Corp. (a)	33,278	797
Celgene Corp. (a)	69,118	4,280
Cephalon, Inc. (a)	11,100	896
Cerner Corp. (a)	23,100	1,583
CIGNA Corp.	42,796	1,795
Coventry Health Care, Inc. (a)	21,903	631
Covidien PLC	74,700	3,294
DaVita, Inc. (a)	14,600	915
Dentsply International, Inc.	20,900	641
Edwards Lifesciences Corp. (a)	17,200	1,226
Eli Lilly & Co.	155,575	5,752
Express Scripts, Inc. (a)	76,598	2,839
Forest Laboratories, Inc. (a)	43,802	1,349
Gilead Sciences, Inc. (a)	116,399	4,516
Hospira, Inc. (a)	25,303	936
Humana, Inc.	26,307	1,913
Intuitive Surgical, Inc. (a)	5,900	2,149
Johnson & Johnson	416,949	26,564
Laboratory Corp. of America Holdings (a)	15,622	1,235
Life Technologies Corp. (a)	25,987	999
McKesson Corp.	38,655	2,810
Mead Johnson Nutrition Co.	32,118	2,211
Medco Health Solutions, Inc. (a)	60,568	2,840
Medtronic, Inc.	161,178	5,358
Merck & Co., Inc.	468,070	15,311
Mylan, Inc. (a)	68,209	1,159
Patterson Cos., Inc.	12,494	358
Pfizer, Inc.	1,186,411	20,976
Quest Diagnostics, Inc.	24,200	1,194
St. Jude Medical, Inc.	50,626	1,832
Stryker Corp.	51,989	2,450
Tenet Healthcare Corp. (a)	73,370	303
UnitedHealth Group, Inc.	164,696	7,596
Varian Medical Systems, Inc. (a)	18,160	947

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Health Care — (continued)
Watson Pharmaceuticals, Inc. (a)	18,946	$1,293
Wellpoint, Inc.	54,238	3,541
Zimmer Holdings, Inc. (a)	28,652	1,533

		186,870

Industrials — 10.3%
3M Co.	108,572	7,794
Amphenol Corp. Class A	27,300	1,113
Avery Dennison Corp.	15,388	386
Boeing Co.	113,288	6,855
Caterpillar, Inc.	98,779	7,294
CH Robinson Worldwide, Inc.	24,561	1,682
Cintas Corp.	17,588	495
CSX Corp.	164,414	3,070
Cummins, Inc.	29,658	2,422
Danaher Corp.	85,572	3,589
Deere & Co.	62,337	4,025
Dover Corp.	29,695	1,384
Eaton Corp.	53,990	1,917
Emerson Electric Co.	112,348	4,641
Equifax, Inc.	17,883	550
Expeditors International Washington, Inc.	33,820	1,371
Fastenal Co.	45,200	1,504
FedEx Corp.	47,600	3,222
First Solar, Inc. (a)	8,070	510
Flir Systems, Inc.	23,500	589
Flowserve Corp.	8,300	614
Fluor Corp.	26,160	1,218
General Dynamics Corp.	54,261	3,087
General Electric Co. (b)	1,612,533	24,575
Goodrich Co.	19,645	2,371
Honeywell International, Inc.	118,181	5,189
Illinois Tool Works, Inc.	73,771	3,069
Ingersoll-Rand PLC	51,100	1,435
Iron Mountain, Inc.	32,200	1,018
ITT Industries, Inc.	28,692	1,205
Jacobs Engineering Group, Inc. (a)	20,400	659
Joy Global, Inc.	16,600	1,035
L-3 Communications Holdings, Inc.	15,503	961
Leggett & Platt, Inc.	19,498	386
Lockheed Martin Corp.	41,252	2,996
Masco Corp.	57,123	407
Monster Worldwide, Inc. (a)	22,609	162
Norfolk Southern Corp.	52,255	3,189
Northrop Grumman Corp.	43,811	2,285
PACCAR, Inc.	55,374	1,873
Pall Corp.	17,209	730
Parker-Hannifin Corp.	22,903	1,446
Pitney Bowes, Inc.	29,727	559
Precision Castparts Corp.	21,807	3,390
Quanta Services, Inc. (a)	30,100	566
R.R. Donnelley & Sons Co.	29,609	418
Raytheon Co.	53,882	2,202
Republic Services, Inc.	46,803	1,313
Robert Half International, Inc.	23,440	497
Rockwell Automation, Inc.	21,905	1,227
Rockwell Collins, Inc.	24,531	1,294
Roper Industries, Inc.	14,400	992
Ryder Systems, Inc.	7,921	297
Southwest Airlines Co.	126,986	1,021
Stericycle, Inc. (a)	12,900	1,041
Textron, Inc.	41,239	727
Thermo Fisher Scientific, Inc. (a)	57,224	2,898
Tyco International Ltd.	72,800	2,967
Union Pacific Corp.	74,568	6,090
United Parcel Service, Inc. Class B	150,246	9,488
United Technologies Corp.	139,178	9,792
W.W. Grainger, Inc.	9,669	1,446
Waste Management, Inc.	71,439	2,326

		164,874

Information Technology — 17.8%
Accenture PLC Class A	97,300	5,126
Adobe Systems, Inc. (a)	75,757	1,831
Advanced Micro Devices, Inc. (a)	84,086	427
Agilent Technologies, Inc. (a)	55,068	1,721
Akamai Technologies, Inc. (a)	26,724	531
Altera Corp.	47,954	1,512
Analog Devices, Inc.	47,569	1,487
AOL, Inc. (a) (d)	1	—
Apple, Inc. (a)	141,184	53,816
Applied Materials, Inc.	198,307	2,052
Autodesk, Inc. (a)	34,976	972
Automatic Data Processing, Inc.	73,617	3,471
BMC Software, Inc. (a)	26,121	1,007
Broadcom Corp. Class A (a)	75,759	2,522
CA, Inc.	58,199	1,130
Cisco Systems, Inc.	843,319	13,063
Citrix Systems, Inc. (a)	29,867	1,629
Cognizant Technology Solutions Corp. Class A (a)	46,084	2,889
Computer Sciences Corp.	23,144	621
Compuware Corp. (a)	37,450	287
Corning, Inc.	238,176	2,944
Dell, Inc. (a)	233,150	3,299
Dun & Bradstreet Corp.	6,800	417
Electronic Arts, Inc. (a)	50,300	1,029
EMC Corp. (a)	315,684	6,626
F5 Networks, Inc. (a)	12,200	867
Fidelity National Information Services, Inc.	35,977	875
Fiserv, Inc. (a)	22,752	1,155

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Information Technology — (continued)
Google, Inc. Class A (a)	38,290	$19,696
Harris Corp.	19,000	649
Hewlett-Packard Co.	317,216	7,121
Intel Corp.	798,156	17,025
International Business Machines Corp.	181,742	31,810
Intuit, Inc. (a)	46,363	2,199
Jabil Circuit, Inc.	24,651	439
Juniper Networks, Inc. (a)	80,193	1,384
KLA-Tencor Corp.	25,105	961
Lexmark International Group, Inc. Class A (a)	12,642	342
Linear Technology Corp.	33,163	917
LSI Corp. (a)	89,162	462
MEMC Electronic Materials, Inc. (a)	36,378	191
Microchip Technology, Inc.	28,189	877
Micron Technology, Inc. (a)	161,462	814
Microsoft Corp. (b)	1,134,635	28,241
Molex, Inc.	23,305	475
Motorola Mobility Holdings, Inc. (a)	38,583	1,458
Motorola Solutions, Inc.	46,052	1,930
NetApp, Inc. (a)	58,157	1,974
Novellus Systems, Inc. (a)	8,730	238
NVIDIA Corp. (a)	91,556	1,144
Oracle Corp.	600,562	17,260
PerkinElmer, Inc.	15,618	300
QUALCOMM, Inc.	257,511	12,523
Red Hat, Inc. (a)	28,200	1,192
SAIC, Inc. (a)	42,900	507
Salesforce.com, Inc. (a)	21,300	2,434
SanDisk Corp. (a)	36,267	1,463
Symantec Corp. (a)	113,363	1,848
Tellabs, Inc.	63,030	270
Teradata Corp. (a)	25,620	1,371
Teradyne, Inc. (a)	28,149	310
Texas Instruments, Inc.	174,299	4,645
VeriSign, Inc.	25,721	736
Waters Corp. (a)	13,765	1,039
Western Digital Corp. (a)	35,200	905
Xerox Corp.	223,001	1,554
Xilinx, Inc.	42,402	1,163
Yahoo!, Inc. (a)	198,219	2,609

		285,782

Materials — 3.4%
Air Products & Chemicals, Inc.	32,009	2,445
Airgas, Inc.	9,500	606
AK Steel Holding Corp.	20,000	131
Alcoa, Inc.	168,749	1,615
Allegheny Technologies, Inc.	17,228	637
Ball Corp.	25,124	779
Bemis Co., Inc.	14,462	424
CF Industries Holdings, Inc.	10,950	1,351
Cliffs Natural Resources, Inc.	22,700	1,162
Dow Chemical Co.	178,028	3,998
E.I. Du Pont de Nemours & Co.	142,412	5,692
Eastman Chemical Co.	10,504	720
Ecolab, Inc.	36,766	1,797
FMC Corp.	10,600	733
Freeport-McMoRan Copper & Gold, Inc. Class B	143,004	4,354
International Flavors & Fragrances, Inc.	13,031	733
International Paper Co.	69,311	1,611
MeadWestvaco Corp.	26,720	656
Monsanto Co.	80,755	4,849
Mosaic Co.	42,200	2,067
Newmont Mining Corp.	74,506	4,686
Nucor Corp.	50,254	1,590
Owens-Illinois, Inc. (a)	24,000	363
Plum Creek Timber Co., Inc.	24,211	840
PPG Industries, Inc.	23,671	1,673
Praxair, Inc.	45,511	4,254
Sealed Air Corp.	22,792	381
Sherwin-Williams Co.	13,396	996
Sigma-Aldrich Corp.	18,334	1,133
Titanium Metals Corp.	16,600	249
United States Steel Corp.	21,478	473
Vulcan Materials Co.	18,961	523
Weyerhaeuser Co.	84,074	1,307

		54,828

Telecommunication Services — 3.2%
American Tower Corp. Class A (a)	60,000	3,228
AT&T, Inc.	901,550	25,712
CenturyTel, Inc.	93,165	3,086
Frontier Communications Corp.	149,444	913
JDS Uniphase Corp. (a)	32,523	324
MetroPCS Communications, Inc. (a)	38,300	333
Sprint Nextel Corp. (a)	476,265	1,448
Verizon Communications, Inc.	430,166	15,830
Windstream Corp.	72,613	847

		51,721

Utilities — 3.9%
AES Corp. (a)	102,795	1,003
Ameren Corp.	36,060	1,074
American Electric Power Co., Inc.	75,752	2,880
CenterPoint Energy, Inc.	64,211	1,260
CMS Energy Corp.	37,956	751
Consolidated Edison, Inc.	46,052	2,626
Constellation Energy Group, Inc.	30,014	1,142
Dominion Resources, Inc.	85,762	4,354

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Utilities — (continued)
DTE Energy Co.	25,284	$1,239
Duke Energy Corp.	200,620	4,010
Edison International	51,519	1,971
Entergy Corp.	26,798	1,776
Exelon Corp.	99,921	4,258
FirstEnergy Corp.	63,022	2,830
Integrys Energy Group, Inc.	10,816	526
NextEra Energy, Inc.	63,521	3,431
Nicor, Inc.	7,800	429
NiSource, Inc.	41,182	881
Northeast Utilities	26,200	882
NRG Energy, Inc. (a)	36,700	778
Oneok, Inc.	16,100	1,063
Pepco Holdings, Inc.	32,500	615
PG&E Corp.	63,226	2,675
Pinnacle West Capital Corp.	15,860	681
PPL Corp.	90,875	2,594
Progress Energy, Inc.	46,381	2,399
Public Service Enterprise Group, Inc.	79,524	2,654
SCANA Corp.	16,100	651
Sempra Energy	35,486	1,828
Southern Co.	130,943	5,548
TECO Energy, Inc.	34,951	599
Wisconsin Energy Corp.	35,100	1,098
Xcel Energy, Inc.	76,651	1,893

		62,399

TOTAL COMMON STOCKS (Cost $1,053,096)		1,570,302

	Par
	Amount
	(000)
U.S. GOVERNMENT SECURITIES — 0.2%
United States Treasury Bill (b)(e)(f) 0.01% due 10/06/11	$2,265	2,265
United States Treasury Bill (b)(e)(f) 0.01% due 02/23/12	350	350

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,615)		2,615

Shares
(000)

MONEY MARKET FUNDS — 0.9%
AIM Short Term Investment Prime Portfolio	13,185	13,185

Federated Money Market Obligations Trust	577	577

TOTAL MONEY MARKET FUNDS (Cost $13,762)		13,762

TOTAL INVESTMENTS(g) † — 99.1%
(Identified cost $1,069,473(h))		1,586,679

Other Assets in Excess of Liabilities — 0.9%		14,774

NET ASSETS — 100.0%		$1,601,453

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011 was $618,788 and $101,582, respectively, resulting in net unrealized appreciation of investment of $517,206.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,570,302	$—	$—	$1,570,302
U.S. Government Securities	—	2,615	—	2,615
Money Market Funds	13,762	—	—	13,762
OTHER ASSETS:
Futures contracts	(1,577)	—	—	(1,577)

TOTAL ASSETS	$1,582,487	$2,615	$—	$1,585,102

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
There were no transfers between levels for the period ended September 30, 2011.
Derivatives
Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)
purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.
The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Notional	Unrealized
	of	Value	Depreciation
	Contracts	(000)	(000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 12/2011	582	$34,344	$1,577

Total unrealized depreciation on open futures contracts purchased			$1,577

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.
The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended September 30, 2011:
Asset Derivatives (1) (amounts in thousands)

		Foreign		Equity
	Interest Rate	Exchange	Credit	Contracts	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Risk*	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(1,577)	$—	$—	$(1,577)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts.

*	Includes cumulative appreciation/ depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Transactions in derivative instruments during the nine months ended September 30, 2011, were as follows:
Realized Gain (Loss) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,789	$—	$—	$1,789
Change in Appreciation (Depreciation) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(2,119)	$—	$—	$(2,119)
The average notional of futures outstanding during the period ended September 30, 2011, was $33,311,778.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)
Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at September 30, 2011 is listed in the Portfolio of Investments.

		Shares				Income earned
		purchased for	Shares sold for			for the nine	Realized loss
	Number of	the nine	the nine	Number of	Value at	months ended	on shares
Security	shares held at	months ended	months ended	shares held at	9/30/2011	9/30/2011	sold
Description	12/31/10	9/30/2011	9/30/2011	9/30/2011	(000)	(000)	(000)
State Street Corp.	85,825	—	9,500	76,325	$2,455	$30	$(9)

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.
State Street Money Market Portfolio
Portfolio of Investments
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
ASSET BACKED COMMERCIAL PAPER — 2.3%
Kells Funding LLC (a)	0.300%	10/05/2011	10/05/2011	$125,000,000	$124,995,833
Kells Funding LLC (a)	0.300%	10/07/2011	10/07/2011	55,000,000	54,997,250
Kells Funding LLC (a)	0.300%	10/12/2011	10/12/2011	100,000,000	99,990,833
Kells Funding LLC (a)	0.320%	10/27/2011	10/27/2011	100,000,000	99,976,889
Kells Funding LLC (a)	0.310%	11/02/2011	11/02/2011	60,000,000	59,982,934
Solitaire Funding LLC (a)	0.320%	11/14/2011	11/14/2011	100,000,000	99,962,111

TOTAL ASSET BACKED COMMERCIAL PAPER					539,905,850

FINANCIAL COMPANY COMMERCIAL PAPER — 4.4%
Australia & New Zealand Banking Group Ltd. (a)	0.190%	10/13/2011	10/13/2011	80,000,000	79,994,933
Credit Suisse	0.200%	10/13/2011	10/13/2011	600,000,000	599,960,000
DnB NOR Bank ASA (a)	0.265%	10/19/2011	01/19/2012	154,000,000	154,000,000
General Electric Capital Corp.	0.090%	10/12/2011	10/12/2011	100,000,000	99,997,250
General Electric Capital Corp.	0.250%	12/07/2011	12/07/2011	123,000,000	122,942,771

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,056,894,954

CERTIFICATES OF DEPOSIT — 54.7%
Bank of Montreal (b)	0.296%	10/06/2011	10/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.190%	10/13/2011	10/13/2011	175,000,000	175,000,000
Bank of Nova Scotia	0.300%	12/20/2011	12/20/2011	160,000,000	160,000,000
Bank of Nova Scotia	0.300%	12/21/2011	12/21/2011	160,000,000	160,000,000
Bank of Nova Scotia	0.300%	12/22/2011	12/22/2011	165,000,000	165,000,000
Bank of Nova Scotia (b)	0.440%	11/16/2011	09/15/2012	38,000,000	38,000,000
Bank of Tokyo — Mitsubishi	0.210%	10/11/2011	10/11/2011	425,000,000	425,000,000
Barclays Bank	0.180%	10/13/2011	10/13/2011	200,000,000	200,000,000
Barclays Bank (b)	0.509%	10/14/2011	11/14/2011	500,000,000	500,000,000
Barclays Bank (b)	0.495%	10/11/2011	01/10/2012	300,000,000	300,000,000
Barclays Bank (b)	0.459%	10/17/2011	02/16/2012	150,000,000	150,000,000
BNP Paribas	0.320%	11/07/2011	11/07/2011	200,000,000	200,000,000
BNP Paribas	0.420%	11/10/2011	11/10/2011	200,000,000	200,000,000
BNP Paribas	0.380%	12/07/2011	12/07/2011	500,000,000	500,000,000
Credit Agricole Corporate and Investment Bank	0.430%	10/21/2011	10/21/2011	200,000,000	200,000,000
Credit Suisse	0.300%	11/21/2011	11/21/2011	350,000,000	350,000,000
Credit Suisse (b)	0.372%	10/05/2011	10/05/2012	187,000,000	187,000,000
Deutsche Bank AG	0.180%	10/03/2011	10/03/2011	200,000,000	200,000,000
Deutsche Bank AG	0.200%	10/03/2011	10/03/2011	525,000,000	525,000,000
Deutsche Bank AG	0.180%	10/07/2011	10/07/2011	300,000,000	300,000,000
Deutsche Bank AG (b)	0.422%	10/05/2011	04/03/2012	100,000,000	100,000,000
ING Bank NV	0.460%	10/03/2011	10/03/2011	250,000,000	250,000,000
ING Bank NV	0.250%	10/17/2011	10/17/2011	100,000,000	100,000,000
ING Bank NV	0.300%	11/14/2011	11/14/2011	500,000,000	500,000,000
ING Bank NV	0.400%	12/15/2011	12/15/2011	250,000,000	250,000,000
Lloyds TSB Bank	0.200%	10/11/2011	10/11/2011	450,000,000	450,000,000
Lloyds TSB Bank	0.210%	10/13/2011	10/13/2011	200,000,000	200,000,000
Lloyds TSB Bank	0.210%	10/17/2011	10/17/2011	300,000,000	300,000,000
Lloyds TSB Bank	0.390%	12/05/2011	12/05/2011	150,000,000	150,000,000
National Australia Bank Ltd. (b)	0.302%	10/04/2011	04/26/2012	263,000,000	263,000,000
National Australia Bank Ltd. (b)	0.306%	10/11/2011	06/06/2012	200,000,000	200,000,000
National Australia Bank Ltd. (b)	0.306%	10/11/2011	06/07/2012	150,000,000	150,000,000
Rabobank Nederland NV (b)	0.304%	10/07/2011	12/07/2011	250,000,000	250,000,000
Rabobank Nederland NV	0.330%	12/21/2011	12/21/2011	300,000,000	300,000,000
Rabobank Nederland NV (b)	0.322%	10/03/2011	04/02/2012	225,000,000	225,000,000
Rabobank Nederland NV (b)	0.289%	10/14/2011	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV (b)	0.299%	10/14/2011	05/14/2012	140,000,000	140,000,000

State Street Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT (continued)
Royal Bank of Scotland	0.190%	10/07/2011	10/07/2011	$225,000,000	$225,000,000
Royal Bank of Scotland	0.230%	10/13/2011	10/13/2011	300,000,000	300,000,000
Royal Bank of Scotland	0.230%	10/17/2011	10/17/2011	225,000,000	225,000,000
Royal Bank of Scotland	0.400%	10/24/2011	10/24/2011	400,000,000	400,000,000
Skandinaviska Enskilda Banken AB	0.210%	10/06/2011	10/06/2011	250,000,000	250,000,000
Standard Chartered Bank	0.150%	10/03/2011	10/03/2011	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.	0.210%	10/07/2011	10/07/2011	185,000,000	185,000,000
Sumitomo Mitsui Banking Corp.	0.200%	10/11/2011	10/11/2011	200,000,000	200,000,000
Svenska Handelsbanken AB	0.130%	10/03/2011	10/03/2011	450,000,000	450,000,000
Swedbank AB	0.190%	10/06/2011	10/06/2011	220,000,000	220,000,000
Toronto Dominion Bank	0.180%	10/17/2011	10/17/2011	135,000,000	135,000,000
Toronto Dominion Bank (b)	0.000%	10/28/2011	10/28/2011	72,000,000	72,000,000
Toronto Dominion Bank (b)	0.305%	10/12/2011	01/12/2012	111,000,000	111,000,000
UBS AG	0.110%	10/11/2011	10/11/2011	600,000,000	600,000,000
UBS AG	0.220%	10/14/2011	10/14/2011	200,000,000	200,000,000
UBS AG	0.140%	10/28/2011	10/28/2011	115,000,000	115,000,000
UBS AG (b)	0.354%	11/04/2011	02/06/2012	180,000,000	180,000,000

TOTAL CERTIFICATES OF DEPOSIT					13,040,000,000

OTHER NOTES — 4.4%
Commonwealth Bank of Australia (b)(c)	0.402%	10/27/2011	10/26/2012	31,000,000	31,000,000
DnB NOR Bank ASA	0.010%	10/03/2011	10/03/2011	356,000,000	356,000,000
Nordea Bank AB (b)(c)	0.393%	11/18/2011	10/17/2012	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.430%	11/16/2011	09/14/2012	107,000,000	107,000,000
Svenska Handelsbanken AB (b)(c)	0.372%	11/09/2011	05/08/2012	40,000,000	40,000,000
Svenska Handelsbanken AB (b)(c)	0.342%	11/17/2011	05/16/2012	300,000,000	300,000,000
Westpac Banking Corp. (b)	0.403%	10/28/2011	10/26/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					1,043,000,000

					Market
					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 24.8%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 8.000% due 09/01/2021 - 09/01/2041, and Federal National Mortgage Association, 3.500% - 7.500% due 06/01/2019 - 09/01/2041 valued at $239,700,000); proceeds $235,002,350	0.090%	10/04/2011	10/04/2011	235,000,000	235,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 5.000% due 04/01/2026 - 07/01/2041, and Federal National Mortgage Association, 3.000% - 5.000% due 03/01/2021 - 03/01/2041 valued at $76,500,000); proceeds $75,000,833	0.080%	10/05/2011	10/05/2011	75,000,000	75,000,000

State Street Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Bank, 0.000% - 1.629% due 10/14/2011 - 08/20/2015, Federal Home Loan Mortgage Corporation, 0.599% - 4.875% due 09/20/2013 - 08/27/2014 and Federal National Mortgage Association, 1.625% due 10/26/2015 valued at $153,000,301); proceeds $150,001,458	0.070%	10/05/2011	10/05/2011	$150,000,000	$150,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 5.500% due 07/15/2023 - 04/15/2041, Federal National Mortgage Association, 3.500% - 6.000% due 02/25/2032 - 03/25/2039 and Government National Mortgage Association, 5.000% due 10/20/2039 valued at $306,105,826); proceeds $300,003,250	0.130%	10/03/2011	10/03/2011	300,000,000	300,000,000
Agreement with Credit Suisse Securities (USA) LLC. and JP Morgan Chase & Co.,(Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 4.500% - 6.000% due 11/01/2025 - 08/01/2041 valued at $204,003,815); proceeds $200,000,833	0.050%	10/03/2011	10/03/2011	200,000,000	200,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal National Mortgage Association, 0.518% - 7.365% due 11/25/2022 - 07/25/2041 valued at $51,026,297); proceeds $50,000,556	0.080%	10/05/2011	10/05/2011	50,000,000	50,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal National Mortgage Association, 4.500% - 6.000% due 08/01/2024 - 08/01/2040 valued at $204,160,074); proceeds $200,002,222	0.100%	10/04/2011	10/04/2011	200,000,000	200,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal National Mortgage Association, 4.500% - 6.495% due 07/25/2037 - 07/25/2041 valued at $127,500,001); proceeds $125,001,250	0.060%	10/06/2011	10/06/2011	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Government National Mortgage Association, 4.500% - 7.000% due 02/15/2034 - 11/15/2039 valued at $178,500,001); proceeds $175,002,139	0.110%	10/04/2011	10/04/2011	175,000,000	175,000,000
Agreement with JP Morgan Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal National Mortgage Association, 4.000% - 5.500% due 07/01/2022 - 09/01/2041 valued at $459,001,432); proceeds $450,003,000	0.080%	10/03/2011	10/03/2011	450,000,000	450,000,000

State Street Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 6.500% due 02/01/2020 - 10/01/2047 and Federal National Mortgage Association, 3.000% - 7.000% due 09/01/2020 - 01/01/2049 valued at $2,422,500,001); proceeds $2,375,019,792	0.100%	10/03/2011	10/03/2011	$2,375,000,000	$2,375,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 4.000% due 09/15/2041 valued at $127,500,000); proceeds $125,001,250	0.120%	10/03/2011	10/03/2011	125,000,000	125,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 4.500% - 5.000% due 07/01/2015 - 10/01/2041 and Federal National Mortgage Association, 4.000% due 04/01/2026 valued at $459,000,000); proceeds $450,003,750	0.100%	10/03/2011	10/03/2011	450,000,000	450,000,000
Agreement with Royal Bank of Canada and The Bank of New York Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal National Mortgage Association, 4.000% - 4.500% due 03/01/2031 - 04/01/2039 valued at $127,698,205); proceeds $125,001,910	0.110%	10/05/2011	10/05/2011	125,000,000	125,000,000
Agreement with Societe Generale and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 5.500% - 6.500% due 04/01/2034 - 10/01/2037 and Federal National Mortgage Association, 4.000% - 6.500% due 07/01/2018 - 03/01/2041 valued at $459,000,000); proceeds $450,003,000	0.080%	10/03/2011	10/03/2011	450,000,000	450,000,000
Agreement with UBS Securities, LLC and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 4.500% due 09/01/2026 - 09/01/2041 and Federal National Mortgage Association, 3.000% due 09/11/2021 valued at $443,700,000); proceeds $435,003,988	0.110%	10/03/2011	10/03/2011	435,000,000	435,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,920,000,000

TREASURY REPURCHASE AGREEMENTS — 9.4%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Strips, 0.000% - 4.750% due 03/01/2012 - 05/15/2038 valued at $1,836,000,050); proceeds $1,800,007,500	0.050%	10/03/2011	10/03/2011	1,800,000,000	1,800,000,000

State Street Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TREASURY REPURCHASE AGREEMENTS (continued)
Agreement with BNP Paribas Securities Corp. and JP Morgan Chase & Co., (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Strips, 1.500% due 07/31/2016 valued at $459,000,081); proceeds $450,000,750	0.020%	10/03/2011	10/03/2011	$450,000,000	$450,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,250,000,000

TOTAL INVESTMENTS(d)(e)† — 100.0%					23,849,800,804
Other Assets in Excess of Liabilities — 0.00%					2,027,267

NET ASSETS — 100.0%					$23,851,828,071

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $773,900,783 or 3.24% of net assets as of September 30, 2011.

(b)	Variable Rate Security — Interest rate shown is rate in effect as of September 30, 2011.

(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $652,000,000 or 2.73% of net assets as of September 30, 2011.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	23,849,800,804

Level 3 — Significant Unobservable Inputs	—

Total Investments	$23,849,800,804

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
There were no transfers between levels for the period ended September 30, 2011.

State Street Institutional Tax Free Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Tax Free Money Market Portfolio. The schedule of investments for the State Street Tax Free Money Market Portfolio follows.
State Street Tax Free Money Market Portfolio
Portfolio of Investments
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES — 88.8%
Arizona — 2.4%
Arizona State Board of Regents, Revenue Bonds, Series A, LOC: Lloyds TSB Bank PLC (a)	0.100%	10/07/2011	10/07/2011	$7,535,000	$7,535,000

California — 9.9%
Bay Area Toll Authority, San Francisco Bay Area Revenue Bonds, Series E-1, LOC: BK Tokyo Mitsubishi UFJ (a)	0.080%	10/07/2011	10/07/2011	7,680,000	7,680,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT, 01/12/11, SPA: Barclays Bank PLC (a)	0.070%	10/07/2011	10/07/2011	2,840,000	2,840,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA:JP Morgan Chase Bank (a)	0.080%	10/07/2011	10/07/2011	10,655,000	10,655,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-4, SPA: Wells Fargo Bank N.A. (a)	0.130%	10/07/2011	10/07/2011	1,000,000	1,000,000
Oakland-Alameda County Coliseum Authority, Revenue Bonds, Coliseum Project, Series C-1, LOC: Bank of New York & California State Teachers Retirement (a)	0.150%	10/07/2011	10/07/2011	2,700,000	2,700,000
San Diego Housing Authority, Revenue Bonds, Hillside Garden Apartment, Series C, LIQ: FNMA (a)	0.180%	10/07/2011	10/07/2011	6,915,000	6,915,000

					31,790,000

Colorado — 6.0%
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series B, LOC: U.S. Bank N.A. (a)	0.100%	10/07/2011	10/07/2011	9,000,000	9,000,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family Project, Class I-B3, SPA: Calyon Bank (a)	0.400%	10/07/2011	10/07/2011	4,630,000	4,630,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2 RMKT 08/26/09, LIQ: Barclays Bank PLC (a)	0.150%	10/07/2011	10/07/2011	1,950,000	1,950,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds (a)	0.150%	10/07/2011	10/07/2011	3,700,000	3,700,000

					19,280,000

Connecticut — 2.3%
Connecticut Housing Finance Authority, Revenue Bonds, Subseries F-1, INS:Government Authority (a)	0.160%	10/03/2011	10/03/2011	1,500,000	1,500,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2 (a)	0.070%	10/07/2011	10/07/2011	6,000,000	6,000,000

					7,500,000

Delaware — 3.9%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A. (a)	0.110%	10/07/2011	10/07/2011	4,400,000	4,400,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
Delaware (continued)
University of Delaware, Revenue Bonds, SPA: TD Bank N.A. (a)	0.120%	10/03/2011	10/03/2011	$8,000,000	$8,000,000

					12,400,000

Illinois — 1.2%
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, Series B, LOC: JP Morgan Chase Bank (a)	0.140%	10/07/2011	10/07/2011	3,960,000	3,960,000

Kansas — 3.8%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC (a)	0.080%	10/07/2011	10/07/2011	12,000,000	12,000,000

Maryland — 3.2%
County of Montgomery, GO Unlimited, BD Anticipation Notes, Series A, RMKT 05/25/11, SPA: Wells Fargo Bank N.A. (a)	0.150%	10/03/2011	10/03/2011	1,500,000	1,500,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A. (a)	0.120%	10/07/2011	10/07/2011	3,710,000	3,710,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Bank of New York (a)	0.120%	10/07/2011	10/07/2011	5,050,000	5,050,000

					10,260,000

Massachusetts — 5.9%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank (a)	0.140%	10/07/2011	10/07/2011	8,000,000	8,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Tufts University, Series N-2, SPA: Bank of America N.A. (a)	0.160%	10/03/2011	10/03/2011	1,000,000	1,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-5, SPA: Barclays Bank PLC (a)	0.110%	10/07/2011	10/07/2011	5,000,000	5,000,000
University of Massachusetts Building Authority, Revenue Bonds, Series A, INS: Commonwealth Guaranteed, SPA: Bank of America N.A. (a)	0.180%	10/07/2011	10/07/2011	5,000,000	5,000,000

					19,000,000

Michigan — 1.9%
University of Michigan, Revenue Bonds, General, SPA: JP Morgan Chase Bank (a)	0.130%	10/07/2011	10/07/2011	6,000,000	6,000,000

Minnesota — 3.2%
City of Rochester, Revenue Bonds, Mayo Clinic, Series B, SPA: Northern Trust Company (a)	0.120%	10/07/2011	10/07/2011	10,250,000	10,250,000

Missouri — 2.3%
City of Kansas City, Revenue Bonds, Chouteau I-35 Project-C, LOC: JP Morgan Chase & Co. (a)	0.130%	10/07/2011	10/07/2011	5,550,000	5,550,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
Missouri (continued)
Missouri State Health & Educational Facilities Authority, Revenues Bonds, SSM Health-C5, RMKT 05/15/08 (a)	0.130%	10/07/2011	10/07/2011	$1,660,000	$1,660,000

					7,210,000

New Hampshire — 3.3%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College Issue, SPA: JP Morgan Chase Bank (a)	0.100%	10/07/2011	10/07/2011	4,750,000	4,750,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank (a)	0.100%	10/07/2011	10/07/2011	5,715,000	5,715,000

					10,465,000

New York — 8.2%
City of New York, GO Unlimited, Subseries C-3A RMKT, LIQ: Bank of Nova Scotia (a)	0.100%	10/07/2011	10/07/2011	3,000,000	3,000,000
New York City Municipal Water Finance Authority, Revenue Bonds, 2nd General Fiscal, Series 2008-BB-3, SPA: BNP Paribas (a)	0.250%	10/03/2011	10/03/2011	10,000,000	10,000,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada (a)	0.100%	10/03/2011	10/03/2011	8,800,000	8,800,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A. (a)	0.100%	10/07/2011	10/07/2011	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank North N.A. (a)	0.100%	10/07/2011	10/07/2011	3,000,000	3,000,000

					26,100,000

North Carolina — 16.2%
Charlotte COPs, Governmental Facilities, Series F, SPA: Bank of America N.A. (a)	0.190%	10/07/2011	10/07/2011	2,560,000	2,560,000
Charlotte-Mecklenburg Hospital Authority, Revenue Bonds, Charlotte Hospital Authority, RMKT 08/28/08, SPA: JP Morgan Chase Bank (a)	0.130%	10/07/2011	10/07/2011	1,700,000	1,700,000
City of Greensboro, Revenue Bonds, Series B, SPA: Bank of America N.A. (a)	0.190%	10/07/2011	10/07/2011	6,100,000	6,100,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A. (a)	0.120%	10/07/2011	10/07/2011	1,955,000	1,955,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A. (a)	0.150%	10/07/2011	10/07/2011	5,000,000	5,000,000
County of Mecklenburg, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.150%	10/07/2011	10/07/2011	7,000,000	7,000,000
County of Union, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A. (a)	0.120%	10/07/2011	10/07/2011	6,600,000	6,600,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A. (a)	0.120%	10/07/2011	10/07/2011	1,800,000	1,800,000
County of Wake, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.140%	10/07/2011	10/07/2011	6,300,000	6,300,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
North Carolina (continued)
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A. (a)	0.120%	10/07/2011	10/07/2011	$1,800,000	$1,800,000
Mecklenburg County, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A. (a)	0.180%	10/07/2011	10/07/2011	1,100,000	1,100,000
North Carolina State University at Raleigh, General Revenue Bonds, Series A, SPA: Bank of America N.A. (a)	0.170%	10/07/2011	10/07/2011	7,000,000	7,000,000
State of North Carolina, GO Unlimited, Public Improvement, Series F, SPA: Landesbank Hessen-Thrgn (a)	0.150%	10/07/2011	10/07/2011	1,000,000	1,000,000
State of North Carolina, GO Unlimited, Public Improvement, Series G, SPA: Landesbank Hessen-Thrgn (a)	0.120%	10/07/2011	10/07/2011	2,000,000	2,000,000

					51,915,000

Ohio — 0.9%
Ohio Air Quality Development Authority, Pollution Firstenergy, RMKT 04/01/11, LOC: UBS AG (a)	0.120%	10/07/2011	10/07/2011	3,000,000	3,000,000

Oregon — 1.3%
Clackamas County Hospital Facility Authority, Revenue Bonds, Legacy Health System, Series B, LOC:U.S. Bank N.A. (a)	0.130%	10/07/2011	10/07/2011	2,000,000	2,000,000
Oregon State Facilities Authority, Revenue Bonds, Sacred Heart Medical Center, Series A, LOC: U.S. Bank N.A. (a)	0.120%	10/07/2011	10/07/2011	2,305,000	2,305,000

					4,305,000

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A. (a)	0.150%	10/07/2011	10/07/2011	1,690,000	1,690,000

Texas — 3.3%
Denton Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A. (a)	0.200%	10/07/2011	10/07/2011	1,000,000	1,000,000
Harris County Health Facilities Development Authority, Baylor College Medical, Series A1, RMKT 11/12/08, LOC: Wells Fargo Bank N.A. (a)	0.150%	10/03/2011	10/03/2011	1,800,000	1,800,000
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT, SPA: JP Morgan Chase Bank (a)	0.160%	10/07/2011	10/07/2011	2,400,000	2,400,000
Houston Higher Education Finance Corp., Revenues Bonds, Rice University Project, Series B, INS: Government of University, SPA: JP Morgan Chase Bank (a)	0.120%	10/07/2011	10/07/2011	1,900,000	1,900,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank (a)	0.190%	10/07/2011	10/07/2011	2,295,000	2,295,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
Texas (continued)
University of Texas, University Revenue Bonds, Financing Systems, Series A (a)	0.070%	10/07/2011	10/07/2011	$1,300,000	$1,300,000

					10,695,000

Utah — 3.4%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services Inc. SPA: U.S.Bank N.A. (a)	0.120%	10/07/2011	10/07/2011	5,000,000	5,000,000
County of Weber, Revenue Bonds, IHC Health Services, Series B, SPA: U.S. Bank N.A. (a)	0.120%	10/07/2011	10/07/2011	5,800,000	5,800,000

					10,800,000

Virginia — 2.7%
Fairfax County Economic Development Authority, Revenue Bonds, Smithsonian Institution, Series A, SPA: Bank of America N.A. (a)	0.200%	10/07/2011	10/07/2011	7,000,000	7,000,000
Fairfax County Economic Development Authority, Revenue Bonds, Smithsonian Institution, Series B, SPA: Bank of America N.A. (a)	0.150%	10/07/2011	10/07/2011	1,630,000	1,630,000

					8,630,000

Washington — 3.0%
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A. (a)	0.160%	10/07/2011	10/07/2011	8,000,000	8,000,000
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A. (a)	0.230%	10/07/2011	10/07/2011	1,700,000	1,700,000

					9,700,000

TOTAL VARIABLE RATE DEMAND NOTES					284,485,000

				Shares
MONEY MARKET FUND — 11.2%
Dreyfus Tax Exempt Cash Management Fund (b)				35,796,700	35,796,700

TOTAL INVESTMENTS(c)(d)† — 100.0%					320,281,700
Liabilities in Excess of Assets — 0.00%					(16,831)

NET ASSETS — 100.0%					$320,264,869

(a)	Variable Rate Security — Interest rate shown is rate in effect as of September 30, 2011.

(b)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Acronym	Name
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Acronym	Name
GO	General Obligation
GTD	Guaranteed
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
PSF	Permanent School Fund
RMKT	Remarketable
SPA	Standby Purchase Agreement

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$35,796,700

Level 2 — Other Significant Observable Inputs	284,485,000

Level 3 — Significant Unobservable Inputs	—

Total Investments	$320,281,700

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
There were no transfers between levels for the period ended September 30, 2011.

State Street Institutional Short-Term Tax Exempt Bond Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Short-Term Tax Exempt Bond Portfolio. The schedule of investments for the State Street Short-Term Tax Exempt Bond Portfolio follows.
State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — 108.6%
Alabama — 1.6%
Mobile Industrial Development Board, Pollution Control Revenue Bonds, Series B (a)	4.875%	03/19/2013	06/01/2034	$1,750,000	$1,849,050

California — 16.9%
California State Public Works Board Revenue Bonds, Department General Service Buildings 8 & 9 - A	4.000%	04/01/2012	04/01/2012	1,260,000	1,280,009
California Statewide Communities Development Authority Revenue Bonds, Lodi Memorial Hospital, Series A, INS: California Mortgage	4.000%	12/01/2011	12/01/2011	1,000,000	1,002,930
College of the Sequoias Tulare Area Improvement District No. 3, GO Unlimited, Antic Notes	3.000%	09/01/2013	09/01/2013	2,000,000	2,074,920
County of Kern, Refunding Revenue COP, Solid Waste System Improvements	4.000%	08/01/2013	08/01/2013	1,490,000	1,571,890
Fontana Unified School District Board Antic Notes, GO Unlimited, Antic Notes (b)	0.000%	12/01/2012	12/01/2012	2,500,000	2,477,050
Gilroy Unified School District Unrefunded Balance, GO Unlimited, Antic Notes	5.000%	04/01/2013	04/01/2013	3,000,000	3,188,430
Irvine Unified School District Special Tax Community Facilities District No. 86-1, INS: Assured GTY	5.000%	09/01/2012	09/01/2012	1,460,000	1,511,553
Los Angeles Municipal Improvement Corp., Revenue Bonds, Capital Equipment, Series A, INS: NATL	5.000%	08/01/2012	08/01/2012	1,150,000	1,185,052
Los Angeles Unified School District, Refunding Bonds, GO Unlimited, Series A-2	4.000%	07/01/2014	07/01/2014	2,245,000	2,419,908
Mojave Unified School District No. 2, GO Unlimited, Antic Notes (b)	0.000%	06/01/2013	06/01/2013	2,070,000	1,994,404
Riverside Unified School District, Refunding Bonds, GO Unlimited	4.000%	02/01/2014	02/01/2014	920,000	986,488

					19,692,634

Connecticut — 5.7%
Connecticut State Development Authority, Pollution Control Revenue Bonds (a)	1.250%	09/01/2028	09/01/2028	1,800,000	1,800,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University Series A-3 (a)	4.000%	02/07/2013	07/01/2049	2,500,000	2,620,175
State of Connecticut, GO Unlimited, Series B	4.000%	05/01/2013	05/01/2013	1,300,000	1,372,215
Town of Hamden, GO Unlimited, Unrefunded Bal-2005, INS: NPFGC	4.500%	08/15/2012	08/15/2012	830,000	848,799

					6,641,189

Delaware — 0.9%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	06/01/2012	1,000,000	1,025,990

Florida — 5.7%
County of Marion Public Improvement, Revenue Bonds, Series 2010, INS: Assured GTY	3.000%	12/01/2011	12/01/2011	870,000	873,210
County of Marion Public Improvement, Revenue Bonds, Series 2010, INS: Assured GTY	3.000%	12/01/2012	12/01/2012	575,000	588,242
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A	5.250%	07/01/2012	07/01/2012	1,525,000	1,579,153
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	07/01/2012	2,000,000	2,071,360

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Florida (continued)
Miami-Dade County Industrial Development Authority, Revenue Bonds, Waste Mangement, Inc.,-RMKT (a)	1.250%	09/01/2027	09/01/2027	$1,475,000	$1,475,207

					6,587,172

Georgia — 6.1%
Burke County Development Authority, Pollution Control, Revenue Bonds (a)	2.300%	04/01/2014	10/01/2032	3,000,000	3,068,100
Carroll County School District, GO Unlimited	4.000%	04/01/2014	04/01/2014	1,400,000	1,502,270
Fulton-Dekalb Hospital Authority, Revenue Bonds, Certificates, INS: AGM	5.000%	01/01/2013	01/01/2013	1,025,000	1,078,341
Georgia State Environmental Loan Acquisition Corporation, Revenue Bonds, Local Government Loan Securitization Bonds	1.375%	03/15/2014	03/15/2014	1,490,000	1,502,009

					7,150,720

Hawaii — 0.9%
City & County of Honolulu GO Unlimited, Series B, INS: FSA	5.500%	07/01/2013	07/01/2013	1,000,000	1,086,820

Illinois — 3.3%
Cook County Township High School District No. 227 Rich Township, Prerefunded, INS: AGM	4.125%	12/01/2013	12/01/2013	125,000	135,040
Cook County Township High School District No. 227 Rich Township, Unrefunded Balance, INS: AGM	4.125%	12/01/2013	12/01/2013	2,375,000	2,511,919
Public Building Commission of Peoria, School District Facilities Capital Appreciation, Revenue Bonds, Series A, INS: Assured GTY (b)	0.000%	12/01/2013	12/01/2013	1,300,000	1,234,311

					3,881,270

Indiana — 1.5%
Indiana Bond Bank Revenue Bonds, State Revolving Funding Progress, Series C	5.000%	02/01/2013	02/01/2013	1,600,000	1,697,616

Kansas — 1.6%
City of Salina Kansas, GO Unlimited, Internal Improvement Bonds, Series A	5.000%	10/01/2013	10/01/2013	1,750,000	1,909,670

Kentucky — 1.0%
Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Revenue Bonds, Series A	5.000%	02/01/2014	02/01/2014	1,000,000	1,102,530

Louisiana — 1.7%
Louisiana Office Facilities Corp. Revenue Bonds, Capitol Complex Program	2.500%	03/01/2012	03/01/2012	2,000,000	2,014,880

Massachusetts — 0.9%
Commonwealth of Massachusetts, GO Unlimited, Consolidated Loan, Series E, INS: FSA	5.500%	01/01/2013	01/01/2013	1,000,000	1,063,730

Michigan — 3.5%
Central Michigan University, Revenue Bonds	5.000%	10/01/2012	10/01/2012	1,315,000	1,361,065

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Michigan (continued)
Chippewa Valley Schools, GO Unlimited, School Building & Site, INS:SBLF	5.000%	05/01/2014	05/01/2014	$400,000	$435,932
Ypsilanti School District, GO Unlimited, INS:SBLF	4.000%	05/01/2012	05/01/2012	2,270,000	2,306,910

					4,103,907

Minnesota — 1.9%
University of Minnesota, Revenue Bonds, Series A, INS: GO of University	5.000%	12/01/2013	12/01/2013	2,000,000	2,193,160

Missouri — 1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds, Metrolink Cross County, Series B	4.000%	10/15/2013	10/15/2013	2,000,000	2,099,480

Nebraska — 1.4%
City of Omaha Revenue Bonds, Refunding Series A	2.000%	12/01/2012	12/01/2012	1,095,000	1,114,283
Omaha Airport Authority Revenue Bonds, Series 1, GO Authority	2.000%	01/01/2013	01/01/2013	545,000	553,453

					1,667,736

Nevada — 1.8%
City of Henderson, Nevada Health Facility Revenue Bonds, Series B	5.000%	07/01/2014	07/01/2014	1,000,000	1,085,400
Clark County, Airport System Junior Subordinate Lien Revenue Bonds, Series E	5.000%	07/01/2012	07/01/2012	1,000,000	1,032,840

					2,118,240

New Jersey — 5.5%
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	05/01/2012	1,860,000	1,906,351
New Jersey Higher Education Assistance Authority Revenue Bonds, Series 1-A	4.000%	12/01/2011	12/01/2011	2,065,000	2,074,375
State of New Jersey, Equipment Lease Purchase, COP, Series A	4.000%	06/15/2014	06/15/2014	1,000,000	1,060,580
State of New Jersey, GO Unlimited, Refunding Bonds, Series H	5.250%	07/01/2014	07/01/2014	1,225,000	1,373,434

					6,414,740

New York — 7.1%
City of New York, GO Unlimited, Series H	5.000%	08/01/2013	08/01/2013	1,450,000	1,569,857
Metropolitan Transportation Authority, Transportation Revenue Bonds, Series B	5.000%	11/15/2013	11/15/2013	1,205,000	1,308,076
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenus Bonds, Series E	5.000%	11/01/2013	11/01/2013	2,000,000	2,188,780
New York State Dormitory Authority Revenue Bonds, Series B (a)	5.250%	05/15/2012	11/15/2023	2,000,000	2,056,000

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
New York (continued)
Rensselaer Municipal Leasing Corp., Nursing Home Revenue Bonds	4.000%	06/01/2013	06/01/2013	$1,045,000	$1,083,884

					8,206,597

North Carolina — 0.3%
North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare, Series 2010 A	3.000%	01/01/2013	01/01/2013	325,000	329,592

Ohio — 2.3%
County of Montgomery, Ohio Revenue Bonds, Catholic Health Initiatives, Series B (a)	5.000%	11/12/2013	05/01/2029	1,500,000	1,623,540
Ohio Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health, Series A	4.000%	01/01/2012	01/01/2012	1,000,000	1,008,460

					2,632,000

Oklahoma — 3.5%
Cleveland County Public Facilities Authority Revenue Bonds, Norman Public School Project, Series 2010	3.500%	06/01/2012	06/01/2012	2,000,000	2,031,900
Oklahoma County Finance Authority Revenue Bonds, Putnam City Public School Project	4.000%	03/01/2013	03/01/2013	1,000,000	1,043,190
Rogers County Educational Facilities Authority, Revenue Bonds, Catoosa Public Schools Project	3.000%	09/01/2012	09/01/2012	1,000,000	1,017,430

					4,092,520

Pennsylvania — 3.5%
City of Philadelphia Water & Wastewater Revenue Bonds, Series A, INS: AMBAC	5.000%	08/01/2012	08/01/2012	1,980,000	2,054,844
Pennsylvania Economic Development Financing Authority Revenue Bonds, Convention Center Project, Series A	5.000%	06/15/2012	06/15/2012	2,000,000	2,055,760

					4,110,604

Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Public Improvement, GO Unlimited, Series A, INS: NPFGC-IBC	5.500%	07/01/2013	07/01/2013	1,000,000	1,067,480

South Carolina — 6.5%
City of Rock Hill, Combined Utility System Revenue Bonds, INS: Assured GTY	4.000%	01/01/2014	01/01/2014	2,315,000	2,465,706
Dillon County School Facilities Corp., Revenue Bonds, Constructions	3.000%	04/01/2013	04/01/2013	3,000,000	3,078,990
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, INS: AMBAC	5.000%	10/01/2011	10/01/2011	2,000,000	2,000,000

					7,544,696

Tennessee — 1.8%
City of Oak Ridge Tennessee, GO Unlimited	2.000%	04/01/2013	04/01/2013	1,025,000	1,047,622

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Tennessee (continued)
Knox County Health, Educational & Housing Facilities Board, Hospital Revenue Bonds, INS: NPFGC	6.250%	01/01/2013	01/01/2013	$1,000,000	$1,055,890

					2,103,512

Texas — 11.6%
City of Dallas, Texas Refunding and Improvement Bonds, GO Unlimited, Series A	5.000%	02/15/2014	02/15/2014	1,000,000	1,101,500
County of Harris Revenue Bonds, Tax and Subordinate Lien, Series B, INS: AGMC (a)	5.000%	08/15/2012	08/15/2032	2,525,000	2,623,172
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	06/01/2012	2,000,000	2,054,400
Lower Colorado River Authority, Transmission Contract Refunding Revenue Bonds, Series A, INS: NPFGC	5.000%	05/15/2014	05/15/2014	2,690,000	2,961,475
McKinney Independent School District, GO Unlimited, INS: GTD	5.000%	02/15/2014	02/15/2014	2,400,000	2,650,176
Texas A&M University, System Revenue Financing Revenue Bonds, Series B	5.000%	05/15/2013	05/15/2013	1,940,000	2,083,152

					13,473,875

Washington — 5.2%
Chelan County Public Utility District No. 1, Consolidated System Subordinate Revenue Bonds, Series A	5.000%	07/01/2013	07/01/2013	1,000,000	1,077,080
City of Fife, Local Improvement District No.08-2, Bond Anticipation Notes	2.500%	02/01/2013	02/01/2013	2,000,000	2,018,480
Kitsap County School District No. 400 North Kitsap, Refunding Bonds, GO Unlimited, INS: SCH BD GTY	3.000%	06/01/2014	06/01/2014	2,000,000	2,119,720
Washington Health Care Facilities Authority, Peacehealth Revenue Bonds	5.000%	11/01/2011	11/01/2011	795,000	797,465

					6,012,745

Wisconsin — 2.2%
Northeast Wisconsin Technical College District, GO Unlimited, Series A	2.000%	04/01/2013	04/01/2013	1,135,000	1,159,879

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Wisconsin (continued)
Wiscosin Public Power, Inc., Power Supply System Revenue Bonds, Series A, INS: AMBAC	5.000%	07/01/2013	07/01/2013	$1,345,000	$1,443,212

					2,603,091

TOTAL TAX-EXEMPT OBLIGATIONS (Cost: $125,757,986)					126,477,246

	Shares
MONEY MARKET FUND — 5.3%
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value) (c),(d)	6,169,649	6,169,649

TOTAL MONEY MARKET FUND (Cost: $6,169,649)		6,169,649

TOTAL INVESTMENTS (e)(f)† — 113.9% (Cost $131,927,635)		132,646,895
Liabilities in Excess of Assets — (13.9)%		(16,140,924)

NET ASSETS — 100.0%		$116,505,971

(a)	Floating Rate Note- Interest rate shown is rate in effect at September 30, 2011.

(b)	Zero-coupon bond — Interest rate represents current yield maturity.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(f)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, was $740,662 and $21,402 respectively, resulting in net unrealized appreciation of investments of $719,260.

†	Security Valuation: Ordinarily, the Portfolio values each security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Portfolio will use the security’s fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

Acronym	Name
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
IBC	Insurance Bond Certificate
INS	Insured
NPFGC	National Public Finance Guarantee Corporation
RMKT	Remarketable
SCH BD GTY	School Board Guaranty

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)
Affiliate Table
Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at September 30, 2011 is listed in the Portfolio of Investments.

		Shares	Shares
		purchased for	sold for			Income earned
	Number of	the nine	the nine	Number of		for nine months	Realized
Security	Shares held at	months ended	months ended	shares held	Value at	ended	gain on
Description	12/31/10	09/30/2011	09/30/2011	at 09/30/2011	09/30/2011	09/30/2011	shares sold
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)	237,270	52,263,699	46,331,320	6,169,649	$6,169,649	$—	$—

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
TAX-EXEMPT OBLIGATIONS	$—	$126,477,246	$—	$126,477,246

MONEY MARKET FUND	6,169,649	—	—	6,169,649

TOTAL INVESTMENTS	$6,169,649	$126,477,246	$—	$132,646,895

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
There were no transfers between levels for the period ended September 30, 2011.

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.
State Street U.S. Government Money Market Portfolio
Portfolio of Investments
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
GOVERNMENT AGENCY DEBT — 54.7%
Federal Home Loan Bank (a)	0.050%	10/19/2011	10/19/2011	$116,400,000	$116,397,090
Federal Home Loan Bank (a)	0.025%	11/09/2011	11/09/2011	90,000,000	89,997,562
Federal Home Loan Bank (a)	0.070%	11/14/2011	11/14/2011	37,000,000	36,996,834
Federal Home Loan Bank (a)	0.070%	11/16/2011	11/16/2011	62,000,000	61,994,454
Federal Home Loan Bank (a)	0.015%	11/23/2011	11/23/2011	9,000,000	8,999,801
Federal Home Loan Bank (a)	0.020%	11/25/2011	11/25/2011	14,000,000	13,999,572
Federal Home Loan Bank (a)	0.030%	11/30/2011	11/30/2011	115,750,000	115,744,212
Federal Home Loan Bank (a)	0.030%	12/02/2011	12/02/2011	130,000,000	129,993,283
Federal Home Loan Bank (a)	0.045%	12/07/2011	12/07/2011	80,000,000	79,993,300
Federal Home Loan Bank (a)	0.040%	12/16/2011	12/16/2011	25,570,000	25,567,841
Federal Home Loan Bank (b)	0.204%	10/23/2011	01/23/2012	99,000,000	99,015,849
Federal Home Loan Bank (a)	0.100%	03/07/2012	03/07/2012	6,990,000	6,986,932
Federal Home Loan Mortgage Corp. (a)	0.140%	10/17/2011	10/17/2011	253,000,000	252,984,258
Federal Home Loan Mortgage Corp. (a)	0.070%	11/07/2011	11/07/2011	49,000,000	48,996,475
Federal Home Loan Mortgage Corp. (a)	0.110%	11/09/2011	11/09/2011	232,000,000	231,972,353
Federal Home Loan Mortgage Corp. (a)	0.070%	11/14/2011	11/14/2011	74,000,000	73,993,669
Federal Home Loan Mortgage Corp. (a)	0.110%	11/15/2011	11/15/2011	116,000,000	115,984,050
Federal Home Loan Mortgage Corp. (a)	0.030%	12/06/2011	12/06/2011	175,000,000	174,990,375
Federal Home Loan Mortgage Corp. (b)	0.189%	10/31/2011	12/29/2011	238,000,000	238,024,237
Federal Home Loan Mortgage Corp. (b)	0.192%	10/03/2011	04/03/2012	73,000,000	73,009,692
Federal Home Loan Mortgage Corp. (b)	0.205%	10/11/2011	05/11/2012	105,000,000	105,022,992
Federal National Mortgage Assoc. (a)	0.150%	10/17/2011	10/17/2011	50,750,000	50,746,617
Federal National Mortgage Assoc. (a)	0.100%	11/01/2011	11/01/2011	90,000,000	89,992,250
Federal National Mortgage Assoc. (a)	0.015%	11/02/2011	11/02/2011	22,000,000	21,999,707
Federal National Mortgage Assoc. (a)	0.100%	11/02/2011	11/02/2011	94,000,000	93,991,644
Federal National Mortgage Assoc. (a)	0.140%	11/23/2011	11/23/2011	35,000,000	34,992,786
Federal National Mortgage Assoc. (a)	0.030%	11/30/2011	11/30/2011	105,000,000	104,994,750
Federal National Mortgage Assoc. (a)	0.035%	12/01/2011	12/01/2011	85,700,000	85,694,918
Federal National Mortgage Assoc. (a)	0.025%	12/05/2011	12/05/2011	8,000,000	7,999,639
Federal National Mortgage Assoc. (a)	0.050%	12/28/2011	12/28/2011	20,000,000	19,997,556
Federal National Mortgage Assoc. (a)	0.140%	01/03/2012	01/03/2012	116,000,000	115,957,596
Federal National Mortgage Assoc. (a)	0.140%	01/09/2012	01/09/2012	65,000,000	64,974,722
Federal National Mortgage Assoc. (a)	0.140%	02/15/2012	02/15/2012	49,000,000	48,973,894
Federal National Mortgage Assoc. (a)	0.140%	02/16/2012	02/16/2012	200,000,000	199,892,667
Federal National Mortgage Assoc. (a)	0.100%	03/07/2012	03/07/2012	15,000,000	14,993,417

TOTAL GOVERNMENT AGENCY DEBT					3,055,866,994

TREASURY DEBT — 2.7%
U.S. Treasury Bill (a)	0.036%	12/08/2011	12/08/2011	150,000,000	149,990,084

					Market
					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 35.1%
Agreement with Barclays Capital, Inc. and The Bank of New York, Mellon (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Banks, 4.805% - 5.270% due 12/28/12 - 08/20/2015, Federal Home Loan Mortgage Corporations, 0.000% - 4.375% due 02/08/2012 - 07/17/2015 and Federal National Mortgage Associations, 0.850% - 5.125% due 01/02/2014 - 02/09/2016 valued at $102,004,723); proceeds $100,001,000	0.090%	10/04/2011	10/04/2011	100,000,000	100,000,000

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York, Mellon (Tri-Party), dated 09/30/2011 (collateralized by Federal Home Loan Banks, 0.000% - 6.000% due 07/24/2012 - 11/04/2030, and a Resolution Funding Strips, 0.000% due 01/15/2030, valued at $102,001,210); proceeds $100,000,667	0.080%	10/03/2011	10/03/2011	$100,000,000	$100,000,000
Agreement with Citigroup Global, Markets, Inc. and The Bank of New York, Mellon (Tri-Party), dated 09/30/2011 (collateralized by Federal Farm Credit Banks, 0.000% - 6.280% due 10/03/2011 - 12/23/2025, Federal Home Loan Banks, 0.000% - 6.005 due 10/03/2011 - 07/28/2028, Federal Home Loan Mortgage Corporations, 0.000% - 6.950% due 10/24/2011 - 11/23/2035, Federal National Mortgage Associations, 0.000% - 8.280% due 10/04/2011 - 07/15/2037, Financing corp. strip coupon, 8.600% due 09/26/2019, Resolution Funding Strips, 0.000% - 8.875% due 04/15/2015 - 04/15/2030 and Tenn Valley Authority, 3.875% - 6.750% due 07/18/2017 - 09/15/2060, valued at $714,000,542); proceeds $700,004,083
	0.070%	10/03/2011	10/03/2011	700,000,000	700,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York, Mellon (Tri-Party), dated 09/30/2011 (collateralized by Federal Farm Credit Bank, 4.500% due 10/17/2012, Federal Home Loan Banks, 0.180% - 0.250% due 12/21/2011 - 06/29/2012, Federal Home Loan Mortgage Corporations, 1.250% - 5.750% due 01/15/2012 - 06/15/2012 and Federal National Mortgage Associations, 0.625% - 4.375% due 03/30/2012 - 09/24/2012, valued at $714,000,514); proceeds $700,005,833	0.100%	10/03/2011	10/03/2011	700,000,000	700,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Mellon. (Tri-Party), dated 09/30/2011 (collateralized by a Federal National Mortgage Associations, 0.875% - 2.625% due 08/28/2014 - 11/12/2015, valued at $178,500,582); proceeds $175,000,583	0.040%		10/03/2011	175,000,000	175,000,000

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York, Mellon (Tri-Party), dated 09/30/11 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 4.250% due 02/15/13 - 04/12/2021 and Federal National Mortgage Association, 1.250% due 07/19/2016 valued at $185,765,638); proceeds $182,124,062	0.070%	10/03/2011	10/03/2011	$182,123,000	$182,123,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,957,123,000

TREASURY REPURCHASE AGREEMENTS — 7.5%
Agreement with Barclays Capital, Inc. and The Bank of New York, Mellon (Tri-Party), dated 09/30/2011 (collateralized by U. S. Treasury Strips, 5.000% - 6.375% due 08/15/2027 - 05/15/2037, valued at $53,613,259); proceeds $52,562,219	0.050%	10/03/2011	10/03/2011	52,562,000	52,562,000
Agreement with Credit Suisse Securities (USA) LLC. and JP Morgan Chase & Co., (Tri-Party), dated 09/30/2011 (collateralized by a U. S. Treasury Bond, 7.125% due 02/15/2023 and a U. S. Treasury Note, 1.875% due 06/30/2015, valued at $188,485,415); proceeds $184,786,770	0.050%	10/03/2011	10/03/2011	184,786,000	184,786,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Mellon (Tri-Party), dated 09/30/2011 (collateralized by a U. S. Treasury Strips, 0.000% due 05/15/2018, valued at $31,631,227); proceeds $31,011,078	0.030%	10/03/2011	10/03/2011	31,011,000	31,011,000
Agreement with Societe Generale and The Bank of New York, Mellon (Tri-Party), dated 09/30/2011 (collateralized by a U. S. Treasury Strips, 1.750% due 01/31/2014, valued at $153,000,006); proceeds $150,000,375	0.030%	10/03/2011	10/03/2011	150,000,000	150,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					418,359,000

TOTAL INVESTMENTS(c)(d)† — 100.0%					5,581,339,078
Liabilities in Excess of Assets — 0.00%					(966,988)

NET ASSETS — 100.0%					$5,580,372,090

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security — Interest rate shown is rate in effect as of September 30, 2011.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

State Street U.S. Government Money Market Portfolio
Portfolio of Investments— (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	5,581,339,078
Level 3 — Significant Unobservable Inputs	—

Total	$5,581,339,078

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
There were no transfers between levels for the period ended September 30, 2011.

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.
State Street Treasury Money Market Portfolio
Portfolio of Investments
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate (a)	Reset Date	Date	Amount	Cost
TREASURY DEBT — 100.0%
U.S. Treasury Bill	0.000%	10/06/2011	10/06/2011	$191,000,000	$191,000,000
U.S. Treasury Bill	0.001%	10/06/2011	10/06/2011	79,171,000	79,170,989
U.S. Treasury Bill	0.003%	10/06/2011	10/06/2011	102,610,000	102,609,964
U.S. Treasury Bill	0.005%	10/06/2011	10/06/2011	600,000,000	599,999,583
U.S. Treasury Bill	0.053%	10/06/2011	10/06/2011	161,233,000	161,231,813
U.S. Treasury Bill	0.000%	10/13/2011	10/13/2011	923,000,000	923,000,000
U.S. Treasury Bill	0.001%	10/13/2011	10/13/2011	318,000,000	317,999,894
U.S. Treasury Bill	0.005%	10/13/2011	10/13/2011	510,000,000	509,999,150
U.S. Treasury Bill	0.000%	10/20/2011	10/20/2011	1,532,000,000	1,532,000,000
U.S. Treasury Bill	0.001%	10/20/2011	10/20/2011	277,000,000	276,999,854
U.S. Treasury Bill	0.003%	10/20/2011	10/20/2011	39,000,000	38,999,949
U.S. Treasury Bill	0.005%	10/20/2011	10/20/2011	350,000,000	349,999,076
U.S. Treasury Bill	0.000%	10/27/2011	10/27/2011	37,000,000	37,000,000
U.S. Treasury Bill	0.001%	10/27/2011	10/27/2011	1,000,000,000	999,999,278
U.S. Treasury Bill	0.003%	10/27/2011	10/27/2011	125,000,000	124,999,774
U.S. Treasury Bill	0.005%	10/27/2011	10/27/2011	74,000,000	73,999,733
U.S. Treasury Bill	0.000%	11/03/2011	11/03/2011	102,000,000	102,000,000
U.S. Treasury Bill	0.001%	11/03/2011	11/03/2011	20,000,000	19,999,982
U.S. Treasury Bill	0.000%	11/10/2011	11/10/2011	80,000,000	80,000,000
U.S. Treasury Bill	0.003%	11/10/2011	11/10/2011	50,000,000	49,999,861
U.S. Treasury Bill	0.000%	11/17/2011	11/17/2011	284,598,000	284,598,000
U.S. Treasury Bill	0.001%	11/17/2011	11/17/2011	60,000,000	59,999,922
U.S. Treasury Bill	0.003%	11/17/2011	11/17/2011	170,000,000	169,999,445
U.S. Treasury Bill	0.000%	11/25/2011	11/25/2011	263,000,000	263,000,000
U.S. Treasury Bill	0.003%	11/25/2011	11/25/2011	200,000,000	199,999,236
U.S. Treasury Bill	0.005%	11/25/2011	11/25/2011	15,000,000	14,999,885
U.S. Treasury Bill	0.000%	12/01/2011	12/01/2011	79,000,000	79,000,000
U.S. Treasury Bill	0.005%	12/01/2011	12/01/2011	200,000,000	199,998,306
U.S. Treasury Bill	0.000%	12/08/2011	12/08/2011	100,000,000	100,000,000
U.S. Treasury Bill	0.035%	12/08/2011	12/08/2011	300,000,000	299,980,167

TOTAL TREASURY DEBT					8,242,583,861

TOTAL INVESTMENTS (b)(c)† — 100.0%					8,242,583,861
Liabilities in Excess of Assets — 0.00%					(1,149,734)

NET ASSETS — 100.0%					$8,241,434,127

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

State Street Treasury Money Market Portfolio
Portfolio of Investments— (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	8,242,583,861
Level 3 — Significant Unobservable Inputs	—

Total Investments	$8,242,583,861

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
There were no transfers between levels for the period ended September 30, 2011.

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.
State Street Treasury Plus Money Market Portfolio
Portfolio of Investments
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
TREASURY DEBT — 46.8%
U.S. Treasury Bill (a)	0.000%	10/06/2011	10/06/2011	$21,000,000	$21,000,000
U.S. Treasury Bill (a)	0.005%	10/06/2011	10/06/2011	50,000,000	49,999,965
U.S. Treasury Bill (a)	0.000%	10/13/2011	10/13/2011	169,000,000	169,000,000
U.S. Treasury Bill (a)	0.001%	10/13/2011	10/13/2011	32,000,000	31,999,989
U.S. Treasury Bill (a)	0.005%	10/13/2011	10/13/2011	25,000,000	24,999,958
U.S. Treasury Bill (a)	0.000%	10/20/2011	10/20/2011	259,000,000	259,000,000
U.S. Treasury Bill (a)	0.001%	10/20/2011	10/20/2011	30,000,000	29,999,984
U.S. Treasury Bill (a)	0.003%	10/20/2011	10/20/2011	10,000,000	9,999,987
U.S. Treasury Bill (a)	0.001%	10/27/2011	10/27/2011	150,000,000	149,999,892
U.S. Treasury Bill (a)	0.035%	12/08/2011	12/08/2011	50,000,000	49,996,695

TOTAL TREASURY DEBT					795,996,470

					Market
					Value
TREASURY REPURCHASE AGREEMENTS — 53.2%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by a U.S. Treasury Strip, 6.375% due 08/15/2027 valued at $25,500,009); proceeds $25,000,104	0.050%	10/03/2011	10/03/2011	25,000,000	25,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Strips, 1.500% - 2.375% due 06/30/2016 - 06/30/2018 valued at $336,600,023); proceeds $330,000,550	0.020%	10/03/2011	10/03/2011	330,000,000	330,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 09/30/2011 (collateralized by a U.S. Treasury Note, 2.625% due 11/15/2020 valued at $51,000,009); proceeds $50,000,208	0.050%	10/03/2011	10/03/2011	50,000,000	50,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Strip, 0.000% - 2.250 due 11/30/2017 - 05/15/2018 valued at $228,468,886); proceeds $223,989,560	0.030%	10/03/2011	10/03/2011	223,989,000	223,989,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Strip, 0.000% - 2.250 due 12/15/2013 - 05/15/21 valued at $76,771,467); proceeds $75,000,667	0.080%	10/04/2011	10/04/2011	75,000,000	75,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York, Inc. (Tri-Party), dated 09/30/11 (collateralized by a U.S. Treasury Strip, 0.750% due 06/15/2014 valued at $51,000,098); proceeds $50,000,125	0.030%	10/03/2011	10/03/2011	50,000,000	50,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Note, 0.875% - 1.500 due 01/31/2012 - 12/31/2013 valued at $51,002,248); proceeds $50,000,208	0.050%	10/03/2011	10/03/2011	50,000,000	50,000,000
Agreement with Societe Generale and The Bank of New York, Inc. (Tri-Party), dated 09/30/11 (collateralized by U.S. Treasury Strip, 0.625% - 3.000% due 02/28/2013 - 02/28/2017 valued at $51,000,100); proceeds $50,000,125	0.030%	10/03/2011	10/03/2011	50,000,000	50,000,000

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TREASURY REPURCHASE AGREEMENTS (continued)
Agreement with UBS Securities, LLC and The Bank of New York Inc. (Tri-Party), dated 09/30/2011 (collateralized by a U.S. Treasury Strip, 4.750% due 02/15/2041 valued at $51,000,002); proceeds $50,000,125	0.030%	10/03/2011	10/03/2011	$50,000,000	$50,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					903,989,000

TOTAL INVESTMENTS (b)(c)† — 100.0%					1,699,985,470
Liabilities in Excess of Assets — 0.00%					(270,156)

NET ASSETS — 100.0%					$1,699,715,314

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments — (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	1,699,985,470
Level 3 — Significant Unobservable Inputs	—

Total	$1,699,985,470

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
There were no transfers between levels for the period ended September 30, 2011.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
State Street Institutional Investment Trust

By:	/s/ James E. Ross James E. Ross
President

Date:	November 21, 2011

By:	/s/ Laura F. Dell Laura F. Dell
Treasurer

Date:	November 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President (Principal Executive Officer)

Date:	November 21, 2011

By:	/s/ Laura F. Dell Laura F. Dell
Treasurer (Principal Financial Officer)

Date:	November 21, 2011